Income Tax Provision (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of federal statutory income tax rate and effective income tax rate
Federal statutory income tax rate	34.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(34.00%)	(34.00%)
Effective Income Tax Rate, Continuing Operations	0.00%	0.00%